MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

COMMON STOCKS - 85.4%	Shares	Value
Accommodation and Food Services - 4.0%
Restaurants and Other Eating Places - 4.0%
Domino's Pizza, Inc.	62,925	$ 18,238,811

Administrative and Support and Waste Management and Remediation Services - 3.3%
Credit Bureaus - 3.3%
Moody's Corporation	47,847	15,161,757

Construction - 3.7%
Residential Building Construction - 3.7%
NVR, Inc. (a)	3,004	16,684,877

Educational Services - 3.6%
Colleges, Universities, and Professional Schools - 3.6%
Strategic Education, Inc.	210,999	16,649,931

Finance and Insurance - 27.9%
Direct Insurance (except Life, Health, and Medical) Carriers - 13.7%
Arch Capital Group Ltd. (a)	673,670	46,954,799
Progressive Corporation (The)	122,564	15,677,161
		62,631,960
Financial Transactions Processing, Reserve, and Clearinghouse Activities - 9.1%
Mastercard, Inc. - Class A	58,925	21,508,803
Visa, Inc. - Class A	89,862	19,862,198
		41,371,001
Investment Banking and Securities Intermediation - 5.1%
Goldman Sachs Group, Inc. (The)	71,714	23,228,165

Manufacturing - 4.6%
Engine, Turbine, and Power Transmission Equipment - 4.6%
Cummins, Inc.	103,171	21,089,184

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.4% (Continued)	Shares	Value
Retail Trade - 30.0%
Automotive Parts and Accessories Retailers - 15.9%
AutoZone, Inc. (a)	17,947	$ 42,836,618
O'Reilly Automotive, Inc. (a)	33,142	29,937,500
		72,774,118
Clothing and Clothing Accessories Retailers - 14.1%
Ross Stores, Inc.	375,033	38,860,919
TJX Companies, Inc. (The)	334,350	25,674,737
		64,535,656
Transportation and Warehousing - 5.7%
Freight Transportation Arrangement - 4.1%
Expeditors International of Washington, Inc.	170,875	18,849,221

Rail Transportation - 1.6%
Union Pacific Corporation	36,917	7,107,261

Wholesale Trade - 2.6%
Industrial Supplies Merchant Wholesalers - 2.6%
Fastenal Company	218,933	11,789,542

Total Common Stocks (Cost $307,305,464)		$ 390,111,484

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 14.4%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 4.84% (b)	25,071,398	$ 25,071,398
Vanguard Treasury Money Market Fund - Investor Shares, 5.05% (b)	40,668,065	40,668,065
Total Money Market Funds (Cost $65,739,463)		$ 65,739,463

Investments at Value - 99.8% (Cost $373,044,927)		$ 455,850,947

Other Assets in Excess of Liabilities - 0.2%		1,110,752

Net Assets - 100.0%		$ 456,961,699

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2023.